Document And Entity Information	Oct. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	SELECT WATER SOLUTIONS, INC.
Entity Central Index Key	0001693256
Entity Emerging Growth Company	false
Securities Act File Number	001-38066
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4561945
Entity Address, Address Line One	1233 West Loop South
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	235-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	WTTR
Security Exchange Name	NYSE